Note 6 - Leases	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Lessor, Operating Leases [Text Block]
6.	Leases

A. Lease arrangements, under which the Company acts as the lessee

Future minimum lease payments:

The Company's future minimum lease payments required to be made after
June 30, 2017,
relating to the bareboat chartered-in vessels M/T Stenaweco Energy and M/T Stenaweco Evolution are as follows:

Year ending December 31,	Bareboat Charter Lease Payments
2017 (remainder)	3,167
2018	6,282
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	29,346

B. Lease arrangements, under which the Company acts as the lessor

Charter agreements:

In the period ended
June 30, 2017,
the Company operated
four
vessels (M/T Stenaweco Energy, M/T Stenaweco Evolution, M/T Stenaweco Excellence and M/T Stenaweco Elegance) under time charters with Stena Weco A/S, two
vessels (M/T Eco Fleet and M/T Eco Revolution) under time charters with BP Shipping and one
vessel (M/T Nord Valiant) under time charter with Dampskibsselskabet Norden A/S. Future minimum time-charter receipts , based on the vessels commitments to these non-cancellable time charter contracts, as of
June 30, 2017,
are as follows:

Year ending December 31,	Time Charter receipts
2017 (remainder)	20,074
2018	38,071
2019	26,514
2020	9,699
2021	3,814
Total	98,172

In arriving at the minimum future charter revenues, an estimated
20
days off-hire time to perform scheduled dry-docking on each vessel has been deducted, and it has been assumed that no
additional off-hire time is incurred, although there is
no
assurance that such estimate will be reflective of the actual off-hire in the future